                                                    ----------------------------
                                                             OMB APPROVAL
                           UNITED STATES            ----------------------------
                SECURITIES AND EXCHANGE COMMISSION   OMB Number:      3235-0006
                      Washington, D.C. 20549         Expires: February 28, 1997
                                                     Estimated average burden
                              FORM 13F               Hours per response...24.60
                                                    ----------------------------
                                                    ----------------------------
                                                             SEC USE ONLY
                                                    ----------------------------

                                                    ----------------------------



      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended December 31, 2002

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [_]

  Michael B. Elefante
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

  Hemenway & Barnes        60 State Street       Boston,         MA       02109
--------------------------------------------------------------------------------
Business Address           (Street)              (City)          (State)  (Zip)

  (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

---------------------------------  ATTENTION  ----------------------------------

   Intentional misstatements or omissions of facts constitute Federal Criminal
              Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
   Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of February, 2003.

                                 Michael B. Elefante
                                 -----------------------------------------------
                                 (Name of Institutional Investment Manager)


                                 -----------------------------------------------
                                 (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                              13F File No.:      Name:                                13F File No.:
1.  Timothy F. Fidgeon              28-06169          6. State Street Boston Corp.         28-399
--------------------------------   --------------   ------------------------------------  ---------------
2.  Fiduciary Trust Co.             28-471            7.
--------------------------------   --------------   ------------------------------------  ---------------
3.  Gannett, Welsh & Kotler         28-4145           8.
--------------------------------   --------------   ------------------------------------  ---------------
4.  Roy A. Hammer                   28-5798           9.
--------------------------------   --------------   ------------------------------------  ---------------
5.  Kurt F. Somerville (32)*                          10.
--------------------------------   --------------   ------------------------------------  ---------------

* Refers to manager number on attached detail in Item 7.

                                                                         PAGE: 1

AS OF: DECEMBER 31, 2002                                         FORM 13F                    SEC FILE # MICHAEL B. ELEFANTE\28-06281

     ITEM 1:                 ITEM 2:      ITEM 3:         ITEM 4:        ITEM 5:       ITEM 6:         ITEM 7:         ITEM 8:
 NAME OF ISSUER          TITLE OF CLASS   CUSIP         FAIR MARKET     SHARES OR    INVESTMENT       MANAGERS     VOTING AUTHORITY
                                          NUMBER          VALUE         PRINCIPAL    DISCRETION
                                                                         AMOUNT      (A) (B) (C)                  (A)   (B)    (C)
                                                                                                                 SOLE  SHARED  NONE
A E S CORP.              COMMON STOCK   00130H105         96640           32000                 xx                     32000

AMGEN INC.               COMMON STOCK   031162100        400014            8275                 xx                      7050
                                                                                                xx       32             1225

ANALOG DEVICES, INC.     COMMON STOCK   032654105        521560           21850                 xx                     17100
                                                                                                xx       32             4750

ANALOG DEVICES, INC.     DTD 10/2/2000  032654AD7        402469          405000                 xx                    230000
                         CONV DEB                                                               xx       32           175000

AUTOMATIC DATA           COMMON STOCK   053015103        296338            7550                 xx                      3550
PROCESSING                                                                                      xx       32             4000

AVERY DENNISON CORP.     COMMON STOCK   053611109        546666            8950                 xx                      6950
                                                                                                xx       32             2000

BP PLC ADR               COMMON STOCK   055622104        956007           23518                 xx                     14594
                                                                                                xx       32             8924

BERKSHIRE HATHAWAY INC.  CLASS B        084670207        419179             173                 xx                        63
                                                                                                xx       32              110

                                                                         PAGE: 2

AS OF: DECEMBER 31, 2002                                         FORM 13F                SEC FILE # MICHAEL B. ELEFANTE\28-06281

     ITEM 1:                  ITEM 2:       ITEM 3:     ITEM 4:      ITEM 5:    ITEM 6:       ITEM 7:          ITEM 8:
 NAME OF ISSUER            TITLE OF CLASS    CUSIP    FAIR MARKET   SHARES OR  INVESTMENT     MANAGERS    VOTING AUTHORITY
                                            NUMBER       VALUE      PRINCIPAL  DISCRETION
                                                                      AMOUNT   (A) (B) (C                 (A)     (B)    (C)
                                                                                                         SOLE   SHARED  NONE
BRISTOL-MYERS              COMMON STOCK    110122108    320628        13850             xx                        7750
SQUIBB CO.                                                                              xx       32               6100

CALPINE CORP.              COMMON STOCK    131347106     62755        19250             xx                       19250

CANADIAN                   COMMON STOCK    136375102    232736         5600             xx                        3400
NATIONAL RAILWAY CO.                                                                    xx       32               2200

CAPITOL ONE FINL           COMMON STOCK    14040H105    350696        11800             xx                       11800
CORP.

CEDAR FAIR L P             COMMON STOCK    150185106    228920         9700             xx                        9700

CENTERPOINT                COMMON STOCK    15189T107    113050        13300             xx                       13300
ENERGY INC.

CISCO SYS INC.             COMMON STOCK    17275R102    160567        12257             xx                       10482
                                                                                        xx       32               1775

CITIGROUP INC.             COMMON STOCK    172967101    224618         6383             xx                        6383

                                                                         PAGE: 3

AS OF: DECEMBER 31, 2002                                    FORM 13F                      SEC FILE # MICHAEL B. ELEFANTE\28-06281

     ITEM 1:           ITEM 2:        ITEM 3:        ITEM 4:       ITEM 5:      ITEM 6:        ITEM 7:           ITEM 8:
 NAME OF ISSUER     TITLE OF CLASS    CUSIP        FAIR MARKET    SHARES OR    INVESTMENT     MANAGERS       VOTING AUTHORITY
                                      NUMBER          VALUE       PRINCIPAL    DISCRETION
                                                                   AMOUNT      (A) (B) (C)                    (A)   (B)   (C)
                                                                                                             SOLE  SHARED NONE
COGNEX              COMMON STOCK      192422103      288430        15650                xx                          14250
                                                                                        xx       32                  1400

CONEXANT            COMMON STOCK      207142100       30825        19146                xx                          19146
SYSTEMS INC.

DEVRY INC.          COMMON STOCK      251893103      245828        14800                xx                          14800

DOMINION            V A NEW           25746U109      279990         5100                xx                           5100
RESOURCES INC.

DOW JONES & CO.     COMMON STOCK      260561105     7785939       180105                xx                          77532
INC.                                                                                    xx       32                102573

DOW JONES & CO.     CLASS B           260561204     7830639       181139                xx                         112139
INC.                (RESTRICTED)                                                        xx       32                 69000

E I DU PONT DE      COMMON STOCK      263534109      351920         8300                xx                           8300
NEMOURS & CO.

E M C CORP.         COMMON STOCK      268648102      193410        31500                xx                          25100
                                                                                        xx       32                  6400

                                                                         PAGE: 4

AS OF: DECEMBER 31, 2002                                   FORM 13F                         SEC FILE # MICHAEL B. ELEFANTE\28-06281

          ITEM 1:           ITEM 2:      ITEM 3:      ITEM 4:      ITEM 5:         ITEM 6:      ITEM 7:          ITEM 8:
       NAME OF ISSUER   TITLE OF CLASS   CUSIP      FAIR MARKET   SHARES OR      INVESTMENT    MANAGERS    VOTING AUTHORITY
                                         NUMBER       VALUE       PRINCIPAL      DISCRETION
                                                                   AMOUNT        (A) (B) (C)                 (A)  (B)    (C)
                                                                                                            SOLE SHARED NONE
EMERSON ELECTRIC        COMMON STOCK    291011104      462735            9100              xx                      5800
CO.                                                                                        xx      32              3300

EXTENDED STAY           COMMON STOCK    30224P101      199125           13500              xx                     13500
AMERICA INC.

EXXON MOBIL CORP.       COMMON STOCK    30231G102      863018           24700              xx                     15900
                                                                                           xx      32              8800

FLEETBOSTON             COMMON STOCK    339030108      456840           18800              xx                     18800
FINANCIAL CORP.

FUEL CELL ENERGY        COMMON STOCK    35952H106      187060           28550              xx                     22550
INC.                                                                                       xx      32              6000

GENERAL ELECTRIC        COMMON STOCK    369604103     1265202           51959              xx                     42959
CO.                                                                                        xx      32              9000

GENERAL MILLS INC.      COMMON STOCK    370334104      381469            8125              xx                      8125

HELMERICH &             COMMON STOCK    423452101      262354            9400              xx                      7100
PAYNE INC.                                                                                 xx      32              2300

                                                                         PAGE: 5

AS OF: DECEMBER 31, 2002                                        FORM 13F                     SEC FILE # MICHAEL B. ELEFANTE\28-06281

      ITEM 1:                    ITEM 2:      ITEM 3:     ITEM 4:       ITEM 5:     ITEM 6:         ITEM 7:           ITEM 8:
   NAME OF ISSUER            TITLE OF CLASS    CUSIP    FAIR MARKET    SHARES OR   INVESTMENT      MANAGERS      VOTING AUTHORITY
                                              NUMBER       VALUE       PRINCIPAL   DISCRETION
                                                                        AMOUNT     (A) (B) (C)                   (A)    (B)   (C)
                                                                                                                 SOLE  SHARED NONE
IGEN INTERNATIONAL INC.       COMMON STOCK   449536101    449925         10500              xx                          7200
                                                                                            xx        32                3300

IGATE CORP.                   COMMON STOCK   45169U105     53186         20300              xx                         20300

INSIGHT COMMUNICATIONS CL A   COMMON STOCK   45768V108    167130         13500              xx                         13500

INTEL CORPORATION             COMMON STOCK   458140100    916388         58856              xx                         44616
                                                                                            xx        32               14240

JEFFERSON-PILOT CORP.         COMMON STOCK   475070108    815020         21386              xx                         12112
                                                                                            xx        32                9274

JOHNSON & JOHNSON             COMMON STOCK   478160104   1641378         30560              xx                         18610
                                                                                            xx        32               11950

KOPIN                         COMMON STOCK   500600101    168168         42900              xx                         31400
                                                                                            xx        32               11500

                                                                         PAGE: 6

AS OF: DECEMBER 31, 2002                                         FORM 13F                    SEC FILE # MICHAEL B. ELEFANTE\28-06281

     ITEM 1:             ITEM 2:        ITEM 3:       ITEM 4:      ITEM 5:       ITEM 6:         ITEM 7:             ITEM 8:
 NAME OF ISSUER      TITLE OF CLASS      CUSIP      FAIR MARKET   SHARES OR    INVESTMENT       MANAGERS         VOTING AUTHORITY
                                        NUMBER         VALUE      PRINCIPAL    DISCRETION
                                                                   AMOUNT      (A)  (B) (C)                      (A)   (B)     (C)
                                                                                                                 SOLE SHARED   NONE
MERCK & CO. INC.      COMMON STOCK     589331107      1412420       24950               xx                            15850
                                                                                        xx         32                  9100

MICROSOFT CORP.       COMMON STOCK     594918104       568700       11000               xx                            11000

N C O GROUP INC.      COMMON STOCK     628858102       164285       10300               xx                            10300

NOKIA CORP. ADR A     COMMON STOCK     654902204       269313       17375               xx                            14075
                                                                                        xx         32                  3300

NOBLE ENERGY INC.     COMMON STOCK     655044105       232810        6200               xx                             6200

ORACLE CORP.          COMMON STOCK     68389X105       353160       32700               xx                            32000
                                                                                        xx         32                   700

PEPSICO INC.          COMMON STOCK     713448108       458087       10850               xx                             9450
                                                                                        xx         32                  1400

PFIZER INC.           COMMON STOCK     717081103       441737       14450               xx                            13550
                                                                                        xx         32                   900

                                                                         PAGE: 7

AS OF: DECEMBER 31, 2002                                         FORM 13F                    SEC FILE # MICHAEL B. ELEFANTE\28-06281

     ITEM 1:                ITEM 2:       ITEM 3:        ITEM 4:         ITEM 5:       ITEM 6:         ITEM 7:         ITEM 8:
 NAME OF ISSUER          TITLE OF CLASS    CUSIP       FAIR MARKET      SHARES OR    INVESTMENT       MANAGERS     VOTING AUTHORITY
                                          NUMBER          VALUE         PRINCIPAL    DISCRETION
                                                                         AMOUNT      (A) (B) (C)                  (A)   (B)    (C)
                                                                                                                 SOLE  SHARED  NONE

PROCTER & GAMBLE        COMMON STOCK      742718109         464076           5400            xx                         5000
CO.                                                                                          xx         32               400

QUESTAR CORP.           COMMON STOCK      748356102         248989           8950            xx                         8950

ROCKWELL                COMMON STOCK      773903109         263162          12707            xx                        12707
AUTOMATION INC.

ROCKWELL COLLINS        COMMON STOCK      774341101         252371          10850            xx                        10850
INC.

STANDARD PACIFIC        COMMON STOCK      85375C101         245025           9900            xx                         9900
CORP.

3 M COMPANY             COMMON STOCK      88579Y101         499365           4050            xx                         1650
                                                                                             xx         32              2400

TRAVELERS PPTY          CL A              89420G109         159963          10919            xx                        10919
CAS CORP. NEW

UNIVERSAL FOREST        COMMON STOCK      913543104         232399          10900            xx                        10900
PRODUCTS

                                                                         PAGE: 8

AS OF: DECEMBER 31, 2002                                         FORM 13F                    SEC FILE # MICHAEL B. ELEFANTE\28-06281

     ITEM 1:                ITEM 2:       ITEM 3:        ITEM 4:         ITEM 5:       ITEM 6:         ITEM 7:         ITEM 8:
 NAME OF ISSUER          TITLE OF CLASS    CUSIP       FAIR MARKET      SHARES OR    INVESTMENT       MANAGERS     VOTING AUTHORITY
                                          NUMBER          VALUE         PRINCIPAL    DISCRETION
                                                                         AMOUNT      (A) (B) (C)                  (A)   (B)    (C)
                                                                                                                 SOLE  SHARED  NONE

WYETH                    COMMON STOCK     983024100       302940           8100               xx                         8100


AGGREGATE TOTAL:                                        37197624